Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Schedule of inventory
	March 31, 2018	December 31, 2016
Raw materials and supplies	$1,658,162	$1,811,749
Work in process	676,643	334,322
Finished goods	—	60,499
Total inventories	$2,334,805	$2,206,570

	December 31, 2017	December 31, 2016
Raw materials and supplies	$1,811,749	$—
Work in process	334,322	—
Finished goods	60,499	—
Total inventories	$2,206,570	$—